Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Wages and bonus	$ 65,718	$ 45,478
Dividends	51,298	51,365
License fees and royalties	12,801	9,739
Research and development payable	14,996	10,733
Fixture	3,558	1,450
Lease liabilities – current portion	2,586	2,528
Equipment	4,218	2,308
Professional fees	6,484	11,316
Contract liabilities	82,117	5,032
Construction payment due	6,610	2,373
Others	25,954	20,334
Accrued expenses and other current liabilities	$ 276,340	$ 162,656